Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	14.23%	22.38%	25.29%	(19.25%)	26.34%	22.20%	28.13%	(5.51%)	20.68%	7.53%
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	30.25%	7.96%	11.08%	(20.74%)	(0.45%)	15.40%	17.78%	(15.13%)	38.27%	9.55%
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	8.80%	11.44%	17.74%	(18.28%)	24.40%	21.99%	23.21%	(9.23%)	14.38%	17.21%
Service Shares Prospectus | GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	33.51%	5.32%	16.10%	(16.28%)	11.67%	8.63%	19.98%	(14.09%)	25.93%	0.69%
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	6.56%	1.42%	6.11%	(14.61%)	(2.03%)	8.19%	8.49%	(1.41%)	2.81%	2.28%
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	14.23%	22.38%	25.29%	(19.25%)	26.34%	22.20%	28.13%	(5.51%)	20.68%	7.53%
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	30.25%	7.96%	11.08%	(20.74%)	(0.45%)	15.40%	17.78%	(15.13%)	38.27%	9.55%
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	8.80%	11.44%	17.74%	(18.28%)	24.40%	21.99%	23.21%	(9.23%)	14.38%	17.21%
RS Shares Prospectus | GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	33.51%	5.32%	16.10%	(16.28%)	11.67%	8.63%	19.98%	(14.09%)	25.93%	0.69%
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	6.56%	1.42%	6.11%	(14.61%)	(2.03%)	8.19%	8.49%	(1.41%)	2.81%	2.28%